Related party balancesand transactions (Details 4 Text)(Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Key management personnel compensation, short-term employee benefits	R$ 104,568	R$ 126,749	R$ 99,331